Accounts Receivable	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Accounts Receivable

3. Accounts Receivable:

The accounts receivable as at December 31, 2024, is summarized as follows:

	2024	2023
Accounts receivable	$5,401,944	$6,368,144

Provision for doubtful accounts	(220,733)	(106,839)

Net accounts receivable	$5,181,211	$6,261,305

The Company has a doubtful debt provision of $220,733 (2023 - $106,839) for existing accounts receivable.